Commitments and Contingencies (Schedule Of Lease Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs (including amounts allocated to property, plant and equipment)	$ 52	$ 51	$ 42
Short-term lease costs	9	11	10
Total operating lease costs	61	62	52
Cash paid for amounts included in the measurement of operating lease liabilities	49	40	35
ROU assets obtained in exchange for operating lease obligations (noncash)	$ 42	$ 52	$ 72